Contingencies and commitments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 21, 2021
Disclosure of commitments and contingencies [Line Items]
Contractual capital commitments	$ 1,100.0	$ 1,500.0
Borrowings	$ 13,531.0	13,831.0
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC)
Disclosure of commitments and contingencies [Line Items]
Group interest (%)	50.80%
Minera Escondida Ltda
Disclosure of commitments and contingencies [Line Items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share	$ 225.0	$ 225.0
Group interest (%)	30.00%	30.00%
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Contingent liabilities related to joint ventures
Disclosure of commitments and contingencies [Line Items]
Contractual payments	$ 10.5
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Contingent liabilities related to joint ventures | Financial guarantee contracts
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	7,500.0	$ 7,500.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Contingent liabilities related to joint ventures | Financial guarantee contracts | Bonds
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	4,400.0	4,400.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Contingent liabilities related to joint ventures | Financial guarantee contracts | Debt securities
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	1,100.0	1,200.0
Rincon
Disclosure of commitments and contingencies [Line Items]
Contractual commitments for acquisition of assets			$ 825.0
Oyu Tolgoi
Disclosure of commitments and contingencies [Line Items]
Borrowings	$ 4,300.0	$ 4,300.0
Erdenes Oyu Tolgoi LLC
Disclosure of commitments and contingencies [Line Items]
Group interest (%)	34.00%
Turquoise Hill Resources Ltd
Disclosure of commitments and contingencies [Line Items]
Group interest (%)	66.00%